Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash at bank	$ 51,047	$ 8,225	$ 6,992	$ 4,423